SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.  SUBSEQUENT EVENTS

On April 13, 2021, the group entered into a Share Subscription and Warrant Purchase Agreement with three investors to sell 537,143,470 ordinary shares and warrants purchase up to 537,143,470 ordinary shares within one year at US$0.022340 per ordinary share for 172.9354 Bitcoin or approximately US$10,000,000. The agreement is expected to be closed by May 15, 2021.